Business Combination (Details) - Schedule of company's unaudited pro forma - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of company's unaudited pro forma [Abstract]
Pro forma revenue	$ 3,078,584	$ 2,591,306	$ 15,243,812
Pro forma net loss	(6,430,354)	(1,257,197)	(8,678,399)
Pro forma net loss attributable to TDH Holdings Inc.	$ (5,974,649)	$ (1,069,758)	$ (8,652,443)
Pro forma loss per share- basic and diluted (in Dollars per share)	$ (0.1)	$ (0.02)	$ (0.41)
Weighted average number of shares (in Shares)	59,185,891	45,849,995	21,022,598